UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21284
                                   ---------


                  Nicholas-Applegate Convertible & Income Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)


              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Brian Shlissel - 1345 Avenue of the Americas, New York, New York 10105
    ------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3369
                                                    ------------


Date of fiscal year end: February 29, 2004
                         -----------------


Date of reporting period: August 31, 2003
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT(S) TO STOCKHOLDERS


                               SEMI-ANNUAL REPORT
                                     8.31.03

                  NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND


--------------------------------------------------------------------------------

[NYSE LOGO OMITTED]

 CONTENTS

Letter to Shareholders .........................     1

Performance and Statistics .....................     2

Schedule of Investments ........................   3-8

Statement of Assets and Liabilities ............     9

Statement of Operations ........................    10

Statement of Changes in Net Assets .............    11

Notes to Financial Statements .................. 12-13

Financial Highlights ...........................    14


                                                            [PIMCO LOGO OMITTED]

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND LETTER TO SHAREHOLDERS



                                                              September 29, 2003

Dear Shareholder:

We are pleased to provide you with the initial financial report of the Nicholas-Applegate Convertible & Income Fund (the "Fund") for the period March 31, 2003 (commencement of operations) through August 31, 2003.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager and Nicholas-Applegate Capital Management LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,


/s/ Stephen Treadway                     /s/ Brian S. Shlissel

Stephen Treadway                         Brian S. Shlissel
CHAIRMAN                                 PRESIDENT, CHIEF EXECUTIVE OFFICER




| 08.31.03 |  Nicholas-Applegate Convertible & Income Fund Semi-Annual Report  1

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND
                                          PERFORMANCE AND STATISTICS (UNAUDITED)



--------------------------------------------------------------------------------

SYMBOL:
NCV

OBJECTIVE:
To provide total return through a combination of capital appreciation and high current income.

PRIMARY INVESTMENTS:
At least 50% of total assets in convertible securities.

FUND INCEPTION DATE:
3/31/03

TOTAL NET ASSETS(1):
$1,538.5 million (as of 8/31/03)

PORTFOLIO MANAGERS:
Douglas Forsyth

--------------------------------------------------------------------------------


TOTAL RETURN(2):                                     Market Price         NAV
--------------------------------------------------------------------------------
Commencement of Operations (3/31/03) to 8/31/03      1.39%                11.05%


[THE FOLLOWING TABLE IS PRESENTED AS A GRAPH IN THE PRINTED DOCUMENT]

COMMON SHARE PRICE PERFORMANCE (WEEKLY):
For the period 3/31/03 (commencement of operations) to 8/31/03

 DATE                    NAV             MARKET PRICE
-------                 -----            ------------
3/26/03                 14.32                15
                        14.32                15.01
                        14.32                15
                        14.31                15.01
                        14.31                15.01
                        14.33                15.03
                        14.32                15.04
                        14.33                15.04
                        14.35                15.04
                        14.31                15.01
                        14.23                15.03
                        14.21                15.05
                        14.21                15.06
                        14.28                15.04
                        14.34                15.08
                        14.33                15.06
                        14.39                15.1
                        14.43                15.14
                        14.5                 15.04
                        14.57                15
                        14.61                15
                        14.58                15.02
                        14.64                15.02
                        14.68                15
                        14.74                15.08
                        14.73                15.07
                        14.78                15.1
                        14.81                15.06
                        14.83                15.02
                        14.8                 14.88
                        14.73                14.93
                        14.79                14.99
                        14.86                14.91
                        14.86                15
                        14.85                15.02
                        14.87                15.12
                        14.89                15.15
                        14.8                 15.12
                        14.78                15.14
                        14.65                15.02
                        14.71                15
                        14.63                14.99
                        14.71                14.81
                        14.72                14.93
                        14.77                14.98
                        14.89                15
                        15.01                15.06
                        14.96                15.22
                        15.13                15.38
                        15.25                15.24
                        15.24                15.34
                        15.13                15.33
                        15.18                15.4
                        15.31                15.29
                        15.25                15.22
                        15.18                15.3
                        15.3                 15.35
                        15.16                15.39
                        15.4                 15.25
                        15.31                15.17
                        15.23                15.1
                        15.08                15.01
                        15.09                15.01
                        15.09                15.01
                        15.13                14.97
                        15.11                14.99
                        15.09                15
                        15.09                15.13
                        15.2                 15.2
                        15.16                15.15
                        15.29                15.25
                        15.39                15.25
                        15.36                15.24
                        15.26                15.17
                        15.33                15.34
                        15.47                15.25
                        15.44                15.24
                        15.3                 15.15
                        15.17                15.14
                        15.24                15.1
                        15.15                15.01
                        15.18                15
                        15.21                15
                        15.2                 15.02
                        15.31                15.15
                        15.35                14.98
                        15.27                14.98
                        15.13                14.97
                        15.1                 14.95
                        14.96                14.95
                        14.89                14.11
                        14.73                14.3
                        14.64                14.58
                        14.63                14.7
                        14.67                14.75
                        14.74                14.75
                        14.81                14.83
                        14.66                14.6
                        14.64                14.58
                        14.64                14.58
                        14.76                14.3
                        14.92                14.29
                        15.02                14.5
                        15.11                14.7
                        15.06                14.69
                        15.02                14.33
                        15.09                14.28
                        15.19                14.45
                        15.28                14.58
8/29/03                 15.39                14.71



PORTFOLIO STATISTICS:
-----------------------------------------
Market Price                     $14.71
-----------------------------------------
Net Asset Value                  $15.39
-----------------------------------------
Market Price Yield(3)            10.20%
-----------------------------------------


(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the redeemable value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share.


2  Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 08.31.03 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS August 31, 2003 (unaudited)

  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)           Value*
==========================================================================================================
 CORPORATE BONDS & NOTES--40.2%
----------------------------------------------------------------------------------------------------------
               AIRLINES--1.2%
  $10,505      Continental Airlines, Inc., 8.00%, 12/15/05                  Caa2/CCC+          $ 9,244,400
   10,000      Delta Airlines, Inc., 7.70%, 12/15/05                          B3/B               8,750,000
                                                                                               -----------
                                                                                                17,994,400
                                                                                               ===========
               APPAREL--0.8%
    3,000      Oxford Industries, Inc., 8.875%, 6/1/11 (a)                    B3/B               3,120,000
    5,200      Phillips-Van Heusen Corp., 9.50%, 5/1/08                       B3/B+              5,304,000
    3,500      Russell Corp., 9.25%, 5/1/10                                   B1/BB              3,718,750
                                                                                               -----------
                                                                                                12,142,750
                                                                                               ===========
               AUTOMOTIVE--0.4%
    5,060      CSK Auto, Inc., 12.00%, 6/15/06                                B2/B               5,603,950
                                                                                               ===========
               COMMERCIAL SERVICES--1.0%
   12,200      United Rentals, Inc., 9.00%, 4/1/09                            B2/B+             12,078,000
    3,000      United Rentals North America, Inc., 10.75%, 4/15/08 (a)       B1/BB-              3,300,000
                                                                                               -----------
                                                                                                15,378,000
                                                                                               ===========
               ELECTRONICS--1.4%
    7,180      Imax Corp., 7.875%,12/1/05                                   Caa2/CCC             7,036,400
      500      Integrated Electrical Services, Inc., 9.375%, 2/1/09 Ser. B    B2/B+                505,000
    5,350      Salton, Inc., 10.75%, 12/15/05                                 B3/B               5,136,000
    7,000      Sanmina-SCI Corp., 10.375%, 1/15/10                           Ba2/BB-             7,980,000
    1,100      Stoneridge, Inc., 11.50%, 5/01/12                              B2/B               1,232,000
                                                                                               -----------
                                                                                                21,889,400
                                                                                               ===========
               ENERGY--0.7%
   13,500      Calpine Corp., 8.50%, 2/15/11                                 B1/CCC+            10,057,500
                                                                                               ===========
               ENTERTAINMENT--1.7%
    4,350      Alliance Atlantis Communications, Inc., 13.00%, 12/15/09       B1/B               4,866,563
   13,200      Argosy Gaming Corp., 10.75%, 6/1/09                            B2/B+             14,421,000
    7,605      Premier Parks, Inc., 9.75%, 6/15/07                            B2/B               7,338,825
                                                                                               -----------
                                                                                                26,626,388
                                                                                               ===========
               HEALTHCARE--2.6%
    4,000      Beverly Enterprises, Inc., 9.00%, 2/15/06                      B1/B+              4,060,000
    9,710      Extendicare Health Services, Inc., 9.35%, 12/15/07            B3/CCC+             9,952,750
    4,000      Hanger Orthopedic Group, Inc., 10.375%, 2/15/09                B2/B-              4,440,000
    5,000      Province Healthcare Co., 7.50%, 6/1/13                         B3/B-              4,812,500
    6,500      Select Medical Corp., 9.50%, 6/15/09                           B2/B               7,020,000
    6,000      Triad Hospitals Holdings, Inc., 11.00%, 5/15/09                B2/B               6,555,000
    2,000      Vicar Operating, Inc., 9.875%, 12/1/09                         B3/B-              2,160,000
                                                                                               -----------
                                                                                                39,000,250
                                                                                               ===========
               HOME BUILDERS--1.1%
   12,325      Ryland Group, Inc., 9.125%, 6/15/11                           Ba2/BB-            13,495,875
    3,500      Standard-Pacific Corp., 9.50%, 9/15/10                        Ba2/BB              3,762,500
                                                                                               -----------
                                                                                                17,258,375
                                                                                               ===========
               HOME FURNISHINGS--0.3%
    4,225      Central Garden & Pet Co., 9.125%, 2/1/13                       B2/B+              4,457,375
                                                                                               ===========



  | 8.31.03 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report  3

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS August 31, 2003 (unaudited)

  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)            Value*
==========================================================================================================
               HOTELS/GAMING--2.0%
  $ 7,750      Alliance Gaming Corp., 10.00%, 8/1/07                          B3/B             $ 8,021,250
    8,500      Mandalay Resort Group, Inc., 10.25%, 8/1/07                   Ba3/BB-             9,498,750
    3,000      Penn National Gaming, Inc., 11.125%, 3/1/08                    B3/B-              3,345,000
    8,430      Wynn Resorts Ltd., 12.00%, 11/1/10                            B3/CCC+             9,568,050
                                                                                               -----------
                                                                                                30,433,050
                                                                                               ===========
               LEISURE--1.7%
   11,250      Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D   B3/B-             10,743,750
    4,000      Bally Total Fitness Holdings Corp., 10.50%, 7/15/11 (a)        B2/B               4,100,000
    9,900      Royal Caribbean Cruises, Inc., 8.75%, 2/2/11                  Ba2/BB+            10,494,000
                                                                                               -----------
                                                                                                25,337,750
                                                                                               ===========
               MISCELLANEOUS--4.3%
   64,350      HYDI 100, 8.00%, 6/20/08 (a)                                   B2/NA             65,556,563
                                                                                               ===========
               MULTI-MEDIA--4.3%
   12,250      Charter Communications, Inc., 10.75%, 10/1/09                 Ca/CCC-             9,800,000
    5,960      CSC Holdings, Inc., 9.875%, 2/15/13                            B2/B+              6,228,200
    8,115      CSC Holdings, Inc., Ser. B, 7.625%, 4/1/11                    B1/BB-              8,115,000
    5,000      DirecTV Holdings, Inc., 8.375% , 3/15/13 (a)                   B1/B               5,462,500
   14,600      Echostar DBS Corp., 10.375%, 10/1/07                          Ba3/BB-            16,151,250
    1,000      Sinclair Broadcast Group, Inc., 8.75%, 12/15/11                B2/B               1,077,500
    3,000      Spanish Broadcasting System., 9.625%, 11/1/09                  B3/B-              3,172,500
    5,000      Vivendi Universal SA., 9.25%, 4/15/10 (a)                      B1/B+              5,587,500
   10,600      Xm Satellite Radio Holdings, Inc., 12.00%, 6/15/10 (a)       Caa1/CCC+           10,494,000
                                                                                               -----------
                                                                                                66,088,450
                                                                                               ===========
               OFFICE FURNISHINGS--0.3%
    5,000      Tempur-Pedic Inc., 10.25%, 8/15/10 (a)                         B3/B-              5,250,000
                                                                                               ===========
               OIL & GAS--2.3%
   11,900      Premcor Refining Group, Inc., 8.875%, 11/15/07                 B2/B              12,019,000
   14,500      Sonat, Inc., 7.625%, 7/15/11                                  Caa1/B             12,615,000
   10,000      Williams Cos. Inc., 9.25%, 3/15/04                             B3/B+             10,175,000
                                                                                               -----------
                                                                                                34,809,000
                                                                                               ===========
               PAPER PRODUCTS--0.8%
   12,000      Georgia-Pacific Corp., 9.375%, 2/1/13 (a)                     Ba2/BB+            12,870,000
                                                                                               ===========
               PHARMACEUTICALS--0.8%
    4,130      aaiPharma Inc., 11.00%, 4/1/10                                Caa1/B-             4,522,350
    7,000      Alpharma, Inc., 8.625%, 5/1/11 (a)                             B3/B+              7,070,000
                                                                                               -----------
                                                                                                11,592,350
                                                                                               ===========
               RETAIL--1.7%
    4,500      Hollywood Entertainment Corp., 9.625%, 3/15/11                 B3/B-              4,837,500
    2,820      Michaels Stores, Inc., 9.25%, 7/1/09                          Ba1/BB+             3,052,650
   14,990      Rite Aid Corp., 11.25%, 7/1/08                                Caa2/B-            16,039,300
    2,000      Tuesday Morning Corp., 11.00%, 12/15/07, Ser. B                Ba3/B              2,110,000
                                                                                               -----------
                                                                                                26,039,450
                                                                                               ===========
               SEMI-CONDUCTORS--1.4%
   12,625      Amkor Technology, Inc., 10.50%, 5/1/09                        B3/CCC+            13,256,250
    7,195      Fairchild Semiconductor International, Inc., 10.50%, 2/1/09    B2/B               7,932,488
                                                                                               -----------
                                                                                                21,188,738
                                                                                               ===========


4  Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS August 31, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                                (Moody's/S&P)           Value*
==========================================================================================================
               TELECOMMUNICATIONS--7.2%
  $13,500      American Tower Corp., 9.375%, 2/1/09                         Caa1/CCC          $ 13,668,750
    6,000      Centennial Cellular Operating Co., 10.125%, 6/15/06 (a)      Caa1/CCC             6,210,000
   14,490      Crown Castle International, Inc., 9.00%-10.75%,
                  5/15/11-8/1/11                                             B3/CCC             15,737,775
   11,970      Nextel Communications, Inc., 12.00%, 11/1/08                   B2/B+             12,688,200
    6,700      Nextel Partners, Inc., 11.00%, 3/15/10                       Caa1/CCC+            7,202,500
   12,000      Nortel Networks Ltd., 6.125%, 2/15/06                          B3/B              11,700,000
    5,500      Pac-West Telecommunications, Inc., 13.50%, 2/1/09              Ca/NR              4,510,000
   10,000      Spectrasite Inc., 8.25%, 5/15/10 (a)                          B3/CCC+            10,400,000
   15,000      Time Warner Telecom, Inc., 9.75%-10.125%,
                  7/15/08-2/1/11                                             B3/CCC+            14,175,000
   13,495      Triton PCS, Inc., 9.375%, 2/1/11                               B3/B-             13,899,850
                                                                                              ------------
                                                                                               110,192,075
                                                                                              ============
               TEXTILES--0.5%
    6,426      Interface, Inc., 9.50%, 11/15/05                              B3/CCC+             5,751,270
    2,000      Interface, Inc., 10.375%, 2/01/10                              B2/B               1,930,000
                                                                                              ------------
                                                                                                 7,681,270
                                                                                              ============
               UTILITIES--0.8%
   12,500      AES Corp., 9.50%, 6/1/09                                       B3/B-             12,031,250
                                                                                              ------------
               WASTE DISPOSAL--0.9%
   12,500      Allied Waste, Inc., 10.00%, 8/1/09, Ser. B                     B2/B+             13,531,250
                                                                                              ------------

               Total Corporate Bonds & Notes (cost--$594,248,399)                              613,009,584
                                                                                              ============
----------------------------------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES--32.1%
----------------------------------------------------------------------------------------------------------
               AEROSPACE--1.6%
    8,568      GenCorp Inc., 5.75%, 4/15/07                                   B3/B+              8,289,540
   12,899      L-3 Communications Holdings, Inc., 5.25%, 6/1/09              Ba3/BB-            16,413,978
                                                                                              ------------
                                                                                                24,703,518
                                                                                              ============
               AIRLINES--1.1%
   20,572      Continental Airlines Inc., 4.50%, 2/1/07                     Caa2/CCC+           15,994,730
                                                                                              ============
               BUSINESS SERVICES--1.0%
   12,618      Affiliated Computer Services, Inc., 3.50%, 2/15/06           Baa2/BBB-           15,046,965
                                                                                              ============
               COMMERCIAL SERVICES--1.0%
   14,824      Quebecor World Color Press, Inc., 6.00%, 10/1/07             Baa3/BB+            15,379,900
                                                                                              ============
               COMPUTERS--1.2%
    5,485      Sandisk Corp., 4.50%, 11/15/06                                NR/CCC+            18,292,475
                                                                                              ============
               DIVERSIFIED MANUFACTURING--1.1%
   14,436      Tyco International Group SA, 3.125%, 1/15/23 (a)             Ba2/BBB-            16,258,545
                                                                                              ============
               ELECTRONICS--1.2%
   15,923      Cymer, Inc., 3.50%, 2/15/09                                    NR/B-             17,714,338
                                                                                              ============
               ENERGY--1.0%
   17,256      Calpine Corp., 4.00%, 12/26/06                                B1/CCC+            15,702,960
                                                                                              ============
               FOOD SERVICES--1.1%
   12,141      Performance Food Group, Co., 5.50%, 10/16/08                   NR/NR             15,904,710
                                                                                              ============


  | 8.31.03 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report  5

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS August 31, 2003 (unaudited)

  Principal
   Amount                                                               Credit Rating
    (000)                                                                (Moody's/S&P)           Value*
==========================================================================================================
               HEALTHCARE--0.5%
  $ 7,750      Advanced Medical Optics, Inc., 3.50%, 4/15/03 (a)              NR/B            $  8,098,750
                                                                                              ============
               INTERNET--2.3%
   18,000      E*Trade Group Inc., 6.00%, 2/1/07                              NR/B-             17,505,000
   10,055      Symantec Corp., 3.00%, 11/1/06                                 NR/B              17,483,131
                                                                                              ------------
                                                                                                34,988,131
                                                                                              ============
               MINING--1.2%
    8,757      Freeport-McMoRan Cooper & Gold, Inc., 8.25%, 1/31/06           NR/B-             19,013,636
                                                                                              ============
               MULTI-MEDIA--3.3%
   22,489      Charter Communications, Inc., 5.75%, 10/15/05                 Ca/CCC-            17,991,200
   14,245      Echostar Communications Corp., 5.75%, 5/15/08                  B2/B              15,259,956
   16,796      Liberty Media Corp., 3.25%, 3/15/31                          Baa3/BBB-           17,047,940
                                                                                              ------------
                                                                                                50,299,096
                                                                                              ============
               OIL & GAS--0.6%
    7,339      St. Mary Land & Exploration Corp., 5.75%, 3/15/22              NR/NR              9,641,611
                                                                                              ============
               PHARMACEUTICALS--1.9%
   10,617      AmerisourceBergen Corp., 5.00%, 12/1/07                       Ba3/BB-            13,138,538
    5,529      Gilead Sciences, Inc., 5.00%, 12/15/07                         NR/NR             15,107,992
                                                                                              ------------
                                                                                                28,246,530
                                                                                              ============
               REAL ESTATE--1.0%
   14,828      EOP Operating LP, 7.25%, 11/15/08                            Baa1/BBB+           15,662,075
                                                                                              ============
               RETAIL--2.8%
   12,159      Gap, Inc., 5.75%, 3/15/09                                     Ba3/BB+            17,372,171
    7,600      Guitar Center, Inc., 4.00%, 7/15/13                            B1/B+              9,006,000
   15,708      Sonic Automotive, Inc., 5.25%, 5/7/09                          B3/B+             16,081,065
                                                                                              ------------
                                                                                                42,459,236
                                                                                              ============
               SEMI-CONDUCTORS--1.1%
   17,742      Amkor Technology, Inc., 5.00%-5.75%, 6/1/06-3/15/07           B3/CCC+            16,849,139
                                                                                              ============
               SOFTWARE--3.0%
   12,100      Computer Associates International, Inc., 5.00%, 3/15/07      Baa2/BBB+           15,230,875
   14,043      HNC Software, Inc., 5.25%, 9/1/08                              NR/NR             16,553,186
   13,325      Network Associates, Inc., 5.25%, 8/15/06                       NR/NR             14,124,500
                                                                                              ------------
                                                                                                45,908,561
                                                                                              ============
               TELECOMMUNICATIONS--3.1%
   17,000      American Tower Corp., 5.00%, 2/15/10                         Caa1/CCC            15,023,750
   13,240      Crown Castle International, Inc., 4.00%, 7/15/10              NR/CCC             16,583,100
   18,730      Nortel Networks Corp., 4.25%, 9/1/08                           B3/B              15,780,025
                                                                                              ------------
                                                                                                47,386,875
                                                                                              ============
               WASTE DISPOSAL--1.0%
   14,063      Waste Connections, Inc., 5.50%, 4/15/06                        B2/B+             15,469,300
                                                                                              ------------

               Total Convertible Bonds & Notes (cost-$452,480,009)                             489,021,081
                                                                                              ============


6  Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS August 31, 2003 (unaudited)

   Shares                                                                Credit Rating
    (000)                                                                (Moody's/S&P)            Value*
==========================================================================================================
 CONVERTIBLE PREFERRED STOCK--21.0%
----------------------------------------------------------------------------------------------------------
               AEROSPACE--1.9%
      137      Northrop Grumman Corp., 7.25%, 11/16/04                        NR/NR           $ 14,297,192
      272      Raytheon, Co., 8.25%, 5/15/04                                  NR/BB             15,353,777
                                                                                              ------------
                                                                                                29,650,969
                                                                                              ============
               AUTOMOTIVE--2.2%
      334      Ford Motor Corp Capital Trust II., 6.50%, 1/15/32            Baa2/BB+            14,994,265
      728      General Motors Corp., 6.25%, 7/15/33, Ser. C                 Baa1/BBB            19,105,932
                                                                                              ------------
                                                                                                34,100,197
                                                                                              ============
               BANKING--1.2%
      339      Washington Mutual, Inc., 5.375%, 5/3/41                      Baa1/BBB-           17,920,651
                                                                                              ============
               COMMERCIAL SERVICES--1.0%
      412      United Rentals, Inc., 6.50%, 8/1/28                            B3/B              15,244,000
                                                                                              ============
               CONSUMER SERVICES--1.1%
      361      Cendant Corp., 7.75%, 8/17/04                                Baa1/BBB            16,096,626
                                                                                              ============
               ELECTRONICS--1.3%
    1,222      Solectron Corp., 7.25%, 11/15/04                               B2/B              20,260,097
                                                                                              ============
               FINANCIAL SERVICES--2.1%
      376      Capital One Financial Corp., 6.25%, 5/17/05                  Baa3/BB+            16,156,992
      273      Prudential Financial, Inc., 6.75%, 11/15/04                    A3/A-             16,017,138
                                                                                              ------------
                                                                                                32,174,130
                                                                                              ============
               HEALTHCARE--0.9%
      161      Anthem, Inc., 6.00%, 11/15/04                                 NR/BBB-            13,956,974
                                                                                              ============
               INSURANCE--1.0%
      512      Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05          NR/NR             14,653,868
                                                                                              ============
               MULTI-MEDIA--1.0%
      694      Equity Securities Trust I, 6.50%, 11/15/04                     NR/NR             15,618,630
       **      Radio One, Inc., 6.50%, 7/15/05                               B3/CCC+               149,103
                                                                                              ------------
                                                                                                15,767,733
                                                                                              ============
               OFFICE EQUIPMENT--1.2%
      282      Xerox Corp., 7.50%, 11/27/21 (a)                               B3/B-             18,909,851
                                                                                              ============
               OIL & GAS--2.0%
      260      Chesapeake Energy Corp., 6.00%, 12/31/49 (a)                   B3/B-             16,107,662
      502      El Paso Corp., 9.00%, 8/16/05                                 Caa1/NR            14,285,883
                                                                                              ------------
                                                                                                30,393,545
                                                                                              ============
               RAILROADS--1.0%
      294      Union Pacific Capital Trust, 6.25%, 4/1/28                    Ba1/BB+            14,874,536
                                                                                              ============
               TELECOMMUNICATIONS--2.1%
       34      Corning, Inc., 7.00%, 8/16/05                                 B1/BB-             14,852,718
        1      Nortel Networks Corp., 7.00%, 8/15/05                          NR/NR                 59,723
    2,434      Sprint Corp. (FON Group), 7.125%, 8/17/04                      NR/NR             17,036,397
                                                                                              ------------
                                                                                                31,948,838
                                                                                              ============
               UTILITIES--1.0%
       25      AES Trust III, 6.75%, 10/15/29                                Ca/CCC+               761,950
      260      FPL Group, Inc., 8.00%, 2/16/06                                NR/A-             13,986,978
                                                                                              ------------
                                                                                                14,748,928
                                                                                              ============

               Total Convertible Preferred Stock (cost-$299,377,305)                           320,700,943
                                                                                              ============


  | 8.31.03 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report  7

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND SCHEDULE OF INVESTMENTS August 31, 2003 (unaudited)

  Principal
   Amount
    (000)                                                                                         Value*
=============================================================================================================
 U.S. GOVERNMENT SECURITIES-6.7%
-------------------------------------------------------------------------------------------------------------
               United States Treasury Notes,
  $88,000         9.375%-10.75%, 8/15/05-2/15/06, (cost-$103,440,221)                          $  102,905,747
                                                                                               --------------

               TOTAL INVESTMENTS (cost-$1,449,545,934+)--100%                                  $1,525,637,355
                                                                                               ==============

=============================================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

* Long-Term debt securities are valued by an independent pricing service authorized by the Board of Trustees.

**   Less than 500 shares.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At August 31, 2003, these securities amounted to $198,795,371 or 13.0% of investments.

+ The cost basis of portfolio securities for federal income tax purposes is $1,449,545,934. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $87,037,645; aggregate gross unrealized depreciation for securities in which there is an excess of tax over value is $10,946,224; net unrealized appreciation for federal income tax purposes is $76,091,421.

GLOSSARY:

HYDI -- JP Morgan High Yield Debt Index
NR -- Not Rated
================================================================================

8  Nicholas-Applegate Convertible & Income Fund Semi-Annual Report
                      | 8.31.03 | SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2003 (unaudited)

================================================================================
ASSETS:
Investments, at value (cost-$1,449,545,934)                      $1,525,637,355
------------------------------------------------------------     --------------
Cash                                                                  3,947,281
------------------------------------------------------------     --------------
Interest and dividends receivable                                    19,631,759
------------------------------------------------------------     --------------
Receivable for investments sold                                       8,657,013
------------------------------------------------------------     --------------
Prepaid expenses                                                         69,481
------------------------------------------------------------     --------------
   Total Assets                                                   1,557,942,889
============================================================     ==============


LIABILITIES:
Payable for investments purchased                                     9,922,499
------------------------------------------------------------     --------------
Dividends payable to common and preferred shareholders                8,315,421
------------------------------------------------------------     --------------
Investment management fees payable                                      895,119
------------------------------------------------------------     --------------
Common stock and preferred shares offering costs payable                178,871
------------------------------------------------------------     --------------
Accrued expenses                                                        163,111
------------------------------------------------------------     --------------
   Total Liabilities                                                 19,475,021
------------------------------------------------------------     --------------

PREFERRED SHARES ($0.00001 PAR VALUE; $25,000 NET ASSET
   AND LIQUIDATION VALUE PER SHARE APPLICABLE TO 21,000
   SHARES ISSUED AND OUTSTANDING)                                   525,000,000
------------------------------------------------------------     --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $1,013,467,868
============================================================     ==============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock:
   Par value ($0.00001 per share applicable to 65,853,512
   shares issued and outstanding)                                $          659
------------------------------------------------------------     --------------
   Paid-in-capital in excess of par                                 936,324,739
------------------------------------------------------------     --------------
Dividends in excess of net investment income                           (870,181)
------------------------------------------------------------     --------------
Net realized gain on investments                                      1,921,230
------------------------------------------------------------     --------------
Net unrealized appreciation of investments                           76,091,421
------------------------------------------------------------     --------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $1,013,467,868
============================================================     ==============
NET ASSET VALUE PER COMMON SHARE                                         $15.39
============================================================     ==============


Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |
                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 9

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF OPERATIONS For the period March 31, 2003* through August 31, 2003 (unaudited)

================================================================================
INVESTMENT INCOME:
Interest                                                         $   27,362,863
------------------------------------------------------------     --------------
Dividends                                                            10,664,699
------------------------------------------------------------     --------------
   Total Investment Income                                           38,027,562
------------------------------------------------------------     ==============

EXPENSES:
Investment management fees                                            3,846,365
------------------------------------------------------------     --------------
Auction agent fees and commissions                                      359,589
------------------------------------------------------------     --------------
Custodian and accounting agent fees                                      82,950
------------------------------------------------------------     --------------
Audit and tax services                                                   31,066
------------------------------------------------------------     --------------
Shareholder reports                                                      21,698
------------------------------------------------------------     --------------
Trustees' fees and expenses                                              15,400
------------------------------------------------------------     --------------
Investor relations                                                       14,830
------------------------------------------------------------     --------------
Transfer agent fees                                                      12,508
------------------------------------------------------------     --------------
Legal fees                                                               12,492
------------------------------------------------------------     --------------
New York Stock Exchange listing fee                                       7,347
------------------------------------------------------------     --------------
Insurance expense                                                         4,801
------------------------------------------------------------     --------------
Miscellaneous                                                             4,557
------------------------------------------------------------     --------------
   Total expenses                                                     4,413,603
------------------------------------------------------------     --------------
NET INVESTMENT INCOME                                                33,613,959
============================================================     ==============

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                      1,921,230
------------------------------------------------------------     --------------
Net unrealized appreciation of investments                           76,091,421
------------------------------------------------------------     --------------
Net realized and unrealized gain on investments                      78,012,651
------------------------------------------------------------     --------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     111,626,610
============================================================     ==============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME             (1,680,444)
------------------------------------------------------------     --------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                             $  109,946,166
============================================================     ==============
* Commencement of operations

10 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                                             APPLICABLE TO COMMON SHAREHOLDERS
For the period March 31, 2003* through August 31, 2003 (unaudited)
================================================================================
INVESTMENT OPERATIONS:
Net investment income                                            $   33,613,959
------------------------------------------------------------     --------------
Net realized gain on investments                                      1,921,230
------------------------------------------------------------     --------------
Net unrealized appreciation on investments                           76,091,421
------------------------------------------------------------     --------------
Net increase in net assets resulting from investment
   operations                                                       111,626,610
============================================================     ==============

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME             (1,680,444)
------------------------------------------------------------     --------------
Net increase in net assets applicable to common shareholders
   resulting from investment operations                             109,946,166
------------------------------------------------------------     --------------

DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME         (32,803,696)
------------------------------------------------------------     --------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                          936,067,125
------------------------------------------------------------     --------------
Preferred shares underwriting discount charged to paid-in
   capital in excess of par                                          (5,250,000)
------------------------------------------------------------     --------------
Common stock and preferred shares offering costs charged to
   paid-in capital in excess of par                                  (2,125,000)
------------------------------------------------------------     --------------
Reinvestment of dividends                                             7,533,270
------------------------------------------------------------     --------------
Net increase from capital share transactions                        936,225,395
------------------------------------------------------------     --------------
Total increase in net assets applicable to common
   shareholders                                                   1,013,367,865
============================================================     ==============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                     100,003
------------------------------------------------------------     --------------
End of period (including dividends in excess of net
investment income of $870,181)                                   $1,013,467,868
============================================================     ==============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                               65,345,000
------------------------------------------------------------     --------------
Issued in reinvestment of dividends                                     501,531
------------------------------------------------------------     --------------
NET INCREASE                                                         65,846,531
============================================================     ==============
* Commencement of operations


Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |
                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 11

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS August 31, 2003
(unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nicholas-Applegate Convertible & Income Fund (the "Fund") was organized as a Massachusetts business trust on January 17, 2003. Prior to commencing operations on March 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America, L.P. ("ADAM"). PIMCO Advisors Fund Management LLC (the "Investment Manager") serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of ADAM which is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in portfolio of convertible securities and non-convertible income-producing securities.

The Fund issued 60,000,000 shares of common stock, in its initial public offering. An additional 5,345,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Offering costs of $1,600,000 (representing $0.024 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) exceeding $0.03 per share. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,250,000 and $525,000, respectively, have been charged to paid-in-capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) VALUATION OF INVESTMENTS
Portfolio securities and other assets for which market quotations are readily available are valued each day at market value. Market value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services approved by the Board of Trustees. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to
U. S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent these dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.


12 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND NOTES TO FINANCIAL STATEMENTS August 31, 2003
(unaudited)


(e) CONCENTRATION OF RISK
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. INVESTMENT MANAGER AND SUB-ADVISER
Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an annual management fee, payable monthly, at the annual rate of 0.70% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC ("NACM"), to manage the Fund's investments. For its services, the Investment Manager (not the Fund) will pay NACM a monthly fee equal to (i) 50% of the management fee payable by the Fund to the Investment Manager for such month with respect to the first $300 million of the Fund's average daily total managed assets and (ii) 75% of the management fee payable by the Fund to the Investment Manager for such month with respect to the Fund's average daily total managed assets in excess of $300 million; provided however, that the amounts payable under (i) and (ii) above shall be reduced to reflect that NACM will bear 50% and 75%, respectively, of any "Service or Incentive Fees" payable by the Investment Manager for such month with respect to the specified total managed assets. For these purposes, "Service or Incentive Fees" for any period equals the sum of any shareholder servicing fees payable by the Investment Manager to UBS Warburg LLC, the lead underwriter of the Fund's shares, and any incentive fees payable by the Investment Manager to other underwriters for such period.

3. INVESTMENT IN SECURITIES
For the period ended August 31, 2003, purchases and sales of investments, other than short-term securities, were $1,886,185,579 and $417,165,218, respectively.

4. AUCTION PREFERRED SHARES
The Fund has issued 4,200 shares of Preferred Shares Series A, 4,200 shares of Preferred Shares Series B, 4,200 shares of Preferred Shares Series C, 4,200 shares of Preferred Shares Series D, and 4,200 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended August 31, 2003, the annualized dividend rate ranged from:

                                             High           Low       At 8/31/03
--------------------------------------------------------------------------------
Series A                                     1.32%          1.05%        1.12%
Series B                                     1.30%          1.03%        1.12%
Series C                                     1.35%          1.00%        1.12%
Series D                                     1.30%          1.00%        1.10%
Series E                                     1.30%          1.05%        1.12%

The Fund is subject to certain  limitations  and  restrictions  while  preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHAREHOLDERS
On September 2, 2003, a dividend of $0.125 per share was declared to common shareholders payable October 1, 2003 to shareholders of record on September 12, 2003.

On October 1, 2003, a dividend of $0.125 per share was declared to common shareholders payable November 3, 2003 to shareholders of record on October 10, 2003.


  | 8.31.03 | Nicholas-Applegate Convertible & Income Fund Semi-Annual Report 13

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period March 31, 2003* through August 31, 2003
(unaudited)

===============================================================================

Net asset value, beginning of period                                                                       $14.33**
--------------------------------------------------------------------------------------------------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                                        0.51
--------------------------------------------------------------------------------------------------     ----------
Net realized and unrealized gain on investments                                                              1.19
--------------------------------------------------------------------------------------------------     ----------
Total from investment operations                                                                             1.70
--------------------------------------------------------------------------------------------------     ----------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                                    (0.03)
--------------------------------------------------------------------------------------------------     ----------
Net increase in net assets applicable to common shareholders resulting from
  investment operations                                                                                      1.67
--------------------------------------------------------------------------------------------------     ----------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME                               (0.50)
--------------------------------------------------------------------------------------------------     ----------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par                                     (0.02)
--------------------------------------------------------------------------------------------------     ----------
Preferred shares offering costs/underwriting discounts charged to paid-in
   capital in excess of par                                                                                 (0.09)
--------------------------------------------------------------------------------------------------     ----------
Total capital share transactions                                                                            (0.11)
--------------------------------------------------------------------------------------------------     ----------
Net asset value, end of period                                                                             $15.39
--------------------------------------------------------------------------------------------------     ----------
Market price, end of period                                                                                $14.71
--------------------------------------------------------------------------------------------------     ----------
TOTAL INVESTMENT RETURN (1)                                                                                  1.39%
--------------------------------------------------------------------------------------------------     ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)                                      $1,013,468
--------------------------------------------------------------------------------------------------     ----------
Ratio of expenses to average net assets (2)(3)                                                               1.09%
--------------------------------------------------------------------------------------------------     ----------
Ratio of net investment income to average net assets (2)(3)                                                  8.29%
--------------------------------------------------------------------------------------------------     ----------
Preferred shares asset coverage per share                                                                 $73,253
--------------------------------------------------------------------------------------------------     ----------
Portfolio turnover                                                                                             38%
------------------------------------------------------------------------------------------------------------------

*    Commencement of operations
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)  Annualized


14 Nicholas-Applegate Convertible & Income Fund Semi-Annual Report | 8.31.03 |
                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
  Chairman
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Douglas Forsyth
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer

INVESTMENT MANAGER
PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Flr
San Diego, California 92101

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas Applegate Convertible & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by independent auditors, who did not express an opinion hereon.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

[LOGO PIMCO ADVISORS]

ITEM 2. CODE OF ETHICS  Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT   Not required in this filing

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES   Not required in this filing

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF  PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES   Not required in this filing

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1) CODE OF ETHICS Not required in this filing

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached as Exhibit 99.CERT.

(b)    Certifications  for  each  principal   executive  officer  and  principal
       financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2). Furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: October 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/  Brian S. Shlissel
-------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: October 28, 2003


By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2003